SCHEDULE OF INCOME TAX RATE AND TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Statutory income tax rate			21.00%
Income tax expense (benefit)						$ (112)
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes			$ (207,511)	$ (296,259)	$ (398,431)	$ (578,231)
Statutory income tax rate			24.00%	24.00%	24.00%	24.00%
Income tax expense at statutory rate			$ (49,803)	$ (71,102)	$ (95,623)	$ (138,775)
Non-deductible items			40,749	42,987	50,953	47,265
Tax losses unable to be carried forward			(4,945)	593	2,954	1,017
Valuation allowance			13,999	27,522	41,716	90,493
Income tax expense (benefit)